ACCOUNTS RECEIVABLE AND OTHER	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER
ACCOUNTS RECEIVABLE AND OTHER
The components of accounts receivable and other are as follows:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Derivative assets	$127	$234
Accounts receivable(1)	481	794
Restricted cash and deposits	310	631
Prepaid expenses	239	317
Other current assets	303	385
Total accounts receivable and other	$1,460	$2,361

(1)	See Note 32, Related Parties, for further discussion.